additional statement of cash flow information - Financing activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Dividends paid to holders of Common Shares
Changes in liabilities arising from financing activities
Beginning	$ 299	$ 284
Redemptions, repayments or payments	(1,226)	(1,152)
Other	1,253	1,167
Ending	326	299
Dividends reinvested in shares from Treasury
Changes in liabilities arising from financing activities
Redemptions, repayments or payments	85	70
Other	(85)	(70)
Dividends payable to holders of Common Shares net of dividends reinvested in shares from treasury
Changes in liabilities arising from financing activities
Beginning	299	284
Redemptions, repayments or payments	(1,141)	(1,082)
Other	1,168	1,097
Ending	326	299
Short-term borrowings
Changes in liabilities arising from financing activities
Beginning	100	100
Issued or received	26
Redemptions, repayments or payments	(93)
Foreign exchange movement (Note 4(i))	(1)
Other	68
Ending	100	100
Long-term debt
Changes in liabilities arising from financing activities
Beginning	13,753	12,951
Issued or received	5,500	6,367
Redemptions, repayments or payments	(5,377)	(5,502)
Foreign exchange movement (Note 4(i))	33	(20)
Other	119	(43)
Ending	14,028	13,753
Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	13,753	12,951
Issued or received	9,615	11,077
Redemptions, repayments or payments	(9,492)	(10,212)
Foreign exchange movement (Note 4(i))	33	(20)
Other	119	(43)
Ending	14,028	13,753
TELUS Corporation notes | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	11,561	11,367
Issued or received	1,725	990
Redemptions, repayments or payments	(1,250)	(700)
Foreign exchange movement (Note 4(i))	170	(91)
Other	(20)	(5)
Ending	12,186	11,561
TELUS Corporation commercial paper | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	1,140	613
Issued or received	3,678	5,295
Redemptions, repayments or payments	(4,115)	(4,710)
Foreign exchange movement (Note 4(i))	71	(58)
Ending	774	1,140
TELUS Communications Inc. debentures | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	620	619
Other		1
Ending	620	620
TELUS International (Cda) Inc. credit facility | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	339	332
Issued or received	97	82
Redemptions, repayments or payments	(50)	(56)
Foreign exchange movement (Note 4(i))	33	(20)
Other		1
Ending	419	339
Finance leases | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Redemptions, repayments or payments	(3)
Other	105
Ending	102
Derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt - liability (asset) | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	93	20
Issued or received	4,115	4,710
Redemptions, repayments or payments	(4,074)	(4,746)
Foreign exchange movement (Note 4(i))	(241)	149
Other	34	(40)
Ending	(73)	93
To eliminate effect of gross settlement of derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Issued or received	(4,115)	(4,710)
Redemptions, repayments or payments	$ 4,115	$ 4,710